Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,907,327)	$ (336,391)	$ (415,963)	$ (133,486)
Adjustments to reconcile net loss to net cash used in operating activities
Stock compensation expense	190,375	161,719	215,625
Derivative loss	863,279
Bad debts expense			1,444
Amortization on of debt discount and deferred financing	149,768
Depreciation expense	140			4,820
Changes in operating assets and liabilities
Accounts receivable	3,624	9,009	(2,433)	19,645
Inventory	(11,322)	(15,034)	(17,831)	30,036
Accounts payable	303,855	57,606	104,690	49,691
Accounts payable - related party	138,414		(16,261)	(75,951)
Accrued expenses	60,331	(3,689)	1,363	2,041
Deferred revenue	22,240	(38,250)	(38,250)	14,737
Net cash used in operating activities	(186,623)	(165,030)	(167,616)	(88,467)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for purchase of fixed assets	(1,676)
Cash paid for intangible assets	(4,482)	(11,400)	(18,044)	(5,450)
Deposits	(13,500)			(37,100)
Net cash used in investing activities	(19,658)	(11,400)	(18,044)	(42,550)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of note payable, net	(18,592)	(8,720)
Proceeds from short-term debt - related parties	160,000	150,000	166,000	80,000
Payments of short-term debt - related parties	(16,500)	(9,000)	(9,000)
Proceeds from sale of common stock		41,250	41,250	50,000
Proceeds from convertible debt	134,000
Proceeds from (payments of) the line of credit, net			(14,510)
Payment of deferred offering costs	(51,647)		(1,287)	(46,162)
Net cash provided by financing activities	207,261	173,530	182,453	83,838
NET INCREASE (DECREASE) IN CASH	980	(2,900)	(3,207)	(47,179)
CASH AT BEGINNING OF PERIOD	10,269	13,476	13,476	60,655
CASH AT END OF PERIOD	11,249	10,576	10,269	13,476
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	12,714	5,080	6,580	5,694
Income taxes paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Shares issued with debt	13,636
Shares issued as deferred financing cost	1,875
Debt discount resulting from derivative liability	341,897
Acquisition expenses paid out of convertible debt proceeds	$ 275,000